FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

The following table presents information about financial assets that were required to be measured at fair value on a recurring basis (in thousands):

Estimated Fair Value
December 31, 2015
Description	Level 1	Level 2	Total
Assets:
Money market funds	$ 65,809	$—	$ 65,809

Total	$ 65,809	$—	$ 65,809

Estimated Fair Value
December 31, 2014
Description	Level 1	Level 2	Total
Assets:
Money market funds	$ 42,741	$—	$ 42,741
Time deposits	—	5,053	5,053
Derivative assets	—	1	1

Total	$ 42,741	$ 5,054	$ 47,795

Liabilities:
Derivative liabilities	$—	$ 18	$ 18

Total	$—	$ 18	$ 18